Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
In 2024, we shifted away from the use of stock options as part of our executives’ annual equity award program. Accordingly, in 2025, we did not grant any stock option awards to our NEOs. We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO awards in 2025. When we do grant stock options, the exercise price is no less than the closing price of our common stock on the date of the grant.

Award Timing Method	In 2024, we shifted away from the use of stock options as part of our executives’ annual equity award program. Accordingly, in 2025, we did not grant any stock option awards to our NEOs.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO awards in 2025.
MNPI Disclosure Timed for Compensation Value	false